CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 1,253,552	$ 866,943
Accounts receivable-net	14,649,930	13,305,254
Prepaid and other current assets	7,100	5,000
Total current assets	15,910,582	14,177,197
Property and equipment, net	31,296	34,661
Land	540,000	540,000
Goodwill	5,666,608	5,666,608
Right of use - assets	416,441	289,062
Due from related party	4,979	4,979
Other assets	35,404	33,304
Total assets	22,605,310	20,745,811
Current liabilities
Accounts payable and accrued expense	2,104,109	2,047,131
Accrued expenses - related parties	4,323,057	4,733,057
Accrued interest	668,729	620,963
Right of use - liabilities	195,934	157,669
Due to director and officer	45,844	120,997
Notes payable	3,599,345	2,136,077
Convertible notes payable, net of debt discounts of $11,305 and $24,820, respectively	3,820,545	3,807,030
Net liabilities of discontinued operations	237,643	237,643
Total current liabilities	14,995,206	13,860,567
Notes payable	144,511	144,666
Operating lease liability – long term	213,958	119,056
Total liabilities	15,353,675	14,124,289
Mezzanine equity
Total Mezzanine Equity	6,041,738	5,890,104
Stockholders' equity
Common Stock; 300,000,000 shares authorized, $0.001 par value; 10,819,995 and 25,121 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	10,820	25
Additional paid-in capital	13,789,402	(7,581,212)
Accumulated deficit	(69,118,853)	(68,684,115)
Total stockholders’ equity	1,209,897	731,418
Total liabilities, mezzanine equity and stockholders’ equity	22,605,310	20,745,811
Redeemable Series N Senior Convertible Preferred Stock [Member]
Mezzanine equity
Preferred stock value	3,996,462	3,891,439
Redeemable Series R Senior Convertible Preferred Stock [Member]
Mezzanine equity
Preferred stock value	317,194	307,980
Redeemable Series X Senior Convertible Preferred Stock [Member]
Mezzanine equity
Preferred stock value	1,728,082	1,690,685
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock value	5,442,716	8,557,912
Series C Preferred Stock [Member]
Stockholders' equity
Preferred stock value	396	492
Series E Preferred Stock [Member]
Stockholders' equity
Preferred stock value	623,000	623,000
Series F-1 Preferred Stock [Member]
Stockholders' equity
Preferred stock value	143,008	143,008
Series I Preferred Stock [Member]
Stockholders' equity
Preferred stock value	48,356,000	59,540,000
Series J Preferred Stock [Member]
Stockholders' equity
Preferred stock value	685,436	6,854,336
Series L Preferred Stock [Member]
Stockholders' equity
Preferred stock value	$ 1,277,972	$ 1,277,972